Long Term Investment (Details) ¥ in Thousands, shares in Thousands, $ in Thousands																		12 Months Ended
	Mar. 20, 2024 CNY (¥)	Mar. 12, 2024 CNY (¥)	Mar. 06, 2024 CNY (¥)	Feb. 29, 2024 USD ($)	Sep. 06, 2023 CNY (¥)	Sep. 06, 2023 USD ($)	Aug. 15, 2023 CNY (¥)	Jun. 19, 2023 CNY (¥)	Jan. 17, 2023 CNY (¥)	Dec. 19, 2022 CNY (¥)	Dec. 09, 2022 CNY (¥)	Jul. 03, 2022 CNY (¥)	May 06, 2022 CNY (¥)	Dec. 08, 2021 CNY (¥)	Oct. 09, 2021 CNY (¥)	May 27, 2021 CNY (¥)	Mar. 08, 2021 CNY (¥)	Dec. 31, 2023 CNY (¥) shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2023 USD ($)
Long Term Investment [Line Items]
Investments | $						$ 2,000
Equity investment percentage					30.00%	30.00%						19.2308%			3.26%
Invested amount				$ 2,000	¥ 21,384	$ 3,000			¥ 3,500						¥ 8,500			¥ 150,000	$ 1,000
Equity interest												¥ 37,500						(837)		¥ 1,892		$ (118)
Amount fully paid												¥ 37,500
Amount of payment to related party																		355	50	1,115
Shares of loss																		739
Impairment, Long-Lived Asset, Held-for-Use																		11,800	$ 1,662
Zhejiang Qusu Technology Co., Ltd [Member]
Long Term Investment [Line Items]
Investments																		91,981
Investments amount																		¥ 5,000
Equity investment percentage																		1.70%	1.70%
Invested amount								¥ 1,000
Qingdao Weilai JingChanye Investment Fund LP [Member]
Long Term Investment [Line Items]
Equity investment percentage												11.5385%				4.44%
Invested amount																¥ 10,000
Amount of principal refunded value																		¥ 444
Share of gain																		¥ 77
Shares of loss (in Shares) | shares																		30,666	30,666
Jiada Hexin (Beijing) Technology Co., Ltd. [Member]
Long Term Investment [Line Items]
Equity investment percentage																	13.79%
Invested amount																	¥ 8,000
Liujiaoshou Drink Co., Ltd., [Member]
Long Term Investment [Line Items]
Equity investment percentage														19.50%
Invested amount														¥ 2,925
Beijing Dunengmaihuo Culture Media Co., Ltd., [Member]
Long Term Investment [Line Items]
Equity investment percentage														19.00%
Invested amount														¥ 3,800
Valley Hongyuan (Hangzhou) Technology Partnership LP [Member]
Long Term Investment [Line Items]
Equity investment percentage													14.28%
Invested amount													¥ 5,000							¥ 2,000
Chengdu Tianfu Yuanhe Jingu Venture Capital Center LP [Member]
Long Term Investment [Line Items]
Equity investment percentage											1.12%
Invested amount											¥ 5,000
Banyou Century (Hangzhou) Technology Co., Ltd [Member]
Long Term Investment [Line Items]
Equity investment percentage										7.6923%
Invested amount										¥ 25,000
Zhejiang Mengxiang Zhixing Cultural Technology Co Ltd [Member]
Long Term Investment [Line Items]
Equity investment percentage								5.00%
Zhejiang Mengxiang Zhixing Cultural Technology Co Ltd [Member] | Forecast [Member]
Long Term Investment [Line Items]
Equity investment percentage			14.50%
Invested amount			¥ 4,000
Amount of payment to related party	¥ 2,400
Zhejiang Yuanlai Spacetime Cultural Technology Co., Ltd [Member]
Long Term Investment [Line Items]
Equity investment percentage							5.00%
Invested amount							¥ 500
Qingdao Sixiang Zhuohong Private Equity LP [Member]
Long Term Investment [Line Items]
Invested amount															¥ 150,000
Qingdao Sixiang Zhuohong Private Equity LP [Member] | Forecast [Member]
Long Term Investment [Line Items]
Amount of payment to related party		¥ 13,500
DVCC TECHNOLOGY L.L.C [Member]
Long Term Investment [Line Items]
Investments | $						$ 1,000